Gains and losses on disposal and main changes in scope of consolidation - Net assets acquired (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jul. 08, 2019	Jan. 31, 2019	Aug. 14, 2018	Jul. 19, 2018	Jun. 05, 2018
SecureLink [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost		€ 377
Net book value acquired		(153)
Net asset remeasured at fair value		(15)
Goodwill		392
SecureLink [member] | Net deferred tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities		(43)
SecureLink [member] | Customer-related intangible assets [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net		€ 181
SecureData [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost			€ 100
Net book value acquired			(32)
Net asset remeasured at fair value			3
Goodwill			97
SecureData [member] | Net deferred tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities			(8)
SecureData [member] | Customer-related intangible assets [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net			€ 43
Basefarm Holding AS [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost				€ 234
Net book value acquired				(58)
Net asset remeasured at fair value				10
Goodwill				224
Basefarm Holding AS [member] | Net deferred tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities				(25)
Basefarm Holding AS [member] | Customer-related intangible assets [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net				58
Basefarm Holding AS [member] | IFRS Trademarks [Member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net				28
Basefarm Holding AS [member] | Other intangible assets [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net				€ 7
Business and Decision [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost	€ 3				€ 4	€ 50
Fair value of non controlling interests						12
Acquisition cost						62
Net book value acquired						7
Net asset remeasured at fair value						33
Goodwill						29
Business and Decision [member] | Net deferred tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities						(4)
Business and Decision [member] | Customer-related intangible assets [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net						18
Business and Decision [member] | IFRS Trademarks [Member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net						8
Business and Decision [member] | Other intangible assets [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net						€ 4